ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total preliminary purchase price allocated to the Mountain Aviation assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$32,728
Property and equipment	741
Intangible assets	2,340
Goodwill	37,216
Other assets	48,467
Total assets acquired	121,492
Total liabilities assumed	(81,320)
Net assets acquired	$40,172

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Customer relationships	$1,900	7.0
Trade name	330	1.0
Non-competition agreement	110	1.0
Total acquired intangible assets	$2,340	5.9

Schedule of amounts allocated to acquired Avianis intangible assets and their associated weighted-average amortization period

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	June 30, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$11,644	$68,356
Customer relationships	71,900	10,269	61,631
Non-competition agreement	210	153	57
Trade name	14,230	3,986	10,244
Developed technology	19,545	4,970	14,575
Leasehold interest – favorable	600	46	554
Total	$186,485	$31,068	$155,417

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest -favorable	600	35	565
Total	$184,145	$20,435	$163,710

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest – favorable	600	35	565
Total	$184,145	$20,435	$163,710

	December 31, 2019
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Non-competition agreement	$100	$58	$42
Trade name	900	105	795
Developed technology	19,447	735	18,712
Leasehold interest – favorable	600	14	586
Total	$21,047	$912	$20,135

Schedule of unaudited pro forma

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

	(in thousands)
Net revenue	$285,580	$162,968	$549,351	$390,558
Loss from operations	$(24,703)	$(25,109)	$(55,831)	$(62,665)

	Year Ended December 31,
	2020	2019

	(in thousands)
Revenue	$739,707	$825,749
Loss from operations	$(59,673)	$(103,346)

Delta Private Jets LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total purchase price allocated to the WUPJ assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$147,440
Property and equipment	6,729
Intangible assets	150,000
Goodwill	341,671
Other assets	17,608
Total assets acquired	663,448
Total liabilities assumed	(236,441)
Net assets acquired	$427,007

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Status	$80,000	10.0
Customer relationships	60,000	10.0
Trade name	10,000	10.0
Total acquired intangible assets	$150,000	10.0
Total acquired intangible liabilities	$20,000	10.0

Gama Aviation LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total purchase price allocated to the Gama assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$50,316
Property and equipment	696
Intangible assets	13,000
Goodwill	54,757
Other assets	5,866
Total assets acquired	124,635
Total liabilities assumed	(50,705)
Net assets acquired	$73,930

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Customer relationships	$10,000	10.0
Trade name	3,000	2.0
Total acquired intangible assets	$13,000	8.2

Travel Management Company, LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed according to their estimated fair values

As of the date of acquisition, the total purchase price allocated to the TMC assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$3,468
Property and equipment	27,198
Intangible assets	2,100
Goodwill	3,732
Other assets	3,774
Total assets acquired	40,272
Total liabilities assumed	(10,492)
Net assets acquired	$29,780

Schedule of intangible assets and liabilities, and their associated weighted average amortization periods

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Non-competition agreement	$100	1.0
Trade name	900	5.0
Developed technology	500	5.0
Leasehold interest – favorable	600	27.0
Total acquired intangible assets	$2,100	11.1

Avianis Systems LLC
Business Acquisition [Line Items]
Schedule of total purchase price allocated

As of the date of acquisition, the total purchase price allocated to the Avianis assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$99
Intangible assets	18,947
Total assets acquired	19,046
Total liabilities assumed	(802)
Net assets acquired	$18,244

Schedule of amounts allocated to acquired Avianis intangible assets and their associated weighted-average amortization period

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Developed technology	$18,947	7.0